Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Goodwill	$71,045	$71,045
Foreign exchange translation	$(3,855)	$-
Total Goodwill	$67,190	$71,045